Common Stock (Tables)	12 Months Ended
Dec. 31, 2023
Common Stock
Summary of shares reserved for shares authorized but unissued common stock

The Company has reserved the following shares of authorized but unissued common stock as of December 31, 2023

Options outstanding	3,579,294
RSUs outstanding	2,099,970
Shares available for grant from 2011 plan	605,826
Warrants	9,200,000
Convertible promissory notes	9,827,666
Total	25,312,756